Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2014
Loans
Loans
end of	2014	2013
Loans (CHF million)
Mortgages	98,802	94,978
Loans collateralized by securities	39,818	31,565
Consumer finance	4,323	5,938
Consumer	142,943	132,481
Real estate	29,198	27,312
Commercial and industrial loans	75,046	63,334
Financial institutions	22,343	21,840
Governments and public institutions	3,891	3,047
Corporate & institutional	130,478	115,533
Gross loans	273,421	248,014
of which held at amortized cost	250,508	228,557
of which held at fair value	22,913	19,457
Net (unearned income)/deferred expenses	(112)	(91)
Allowance for loan losses	(758)	(869)
Net loans	272,551	247,054
Gross loans by location (CHF million)
Switzerland	155,767	151,992
Foreign	117,654	96,022
Gross loans	273,421	248,014
Impaired loan portfolio (CHF million)
Non-performing loans	753	862
Non-interest-earning loans	279	281
Total non-performing and non-interest-earning loans	1,032	1,143
Restructured loans	171	6
Potential problem loans	187	340
Total other impaired loans	358	346
Gross impaired loans	1,390	1,489

Allowance for loan losses
Allowance for loan losses
	2014			2013			2012
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	267	602	869	288	634	922	289	621	910
Changes in scope of consolidation	0	0	0	0	(1)	(1)	(18)	0	(18)
Net movements recognized in statements of operations	66	79	145	76	90	166	95	64	159
Gross write-offs	(108)	(241)	(349)	(123)	(163)	(286)	(105)	(96)	(201)
Recoveries	17	24	41	24	30	54	22	22	44
Net write-offs	(91)	(217)	(308)	(99)	(133)	(232)	(83)	(74)	(157)
Provisions for interest	1	19	20	5	21	26	8	21	29
Foreign currency translation impact and other adjustments, net	8	24	32	(3)	(9)	(12)	(3)	2	(1)
Balance at end of period	251	507	758	267	602	869	288	634	922
of which individually evaluated for impairment	202	338	540	217	437	654	239	457	696
of which collectively evaluated for impairment	49	169	218	50	165	215	49	177	226
Gross loans held at amortized cost (CHF million)
Balance at end of period	142,926	107,582	250,508	132,470	96,087	228,557	126,124	97,080	223,204
of which individually evaluated for impairment [1]	582	808	1,390	569	920	1,489	661	1,068	1,729
of which collectively evaluated for impairment	142,344	106,774	249,118	131,901	95,167	227,068	125,463	96,012	221,475
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	2014			2013			2012
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	181	4,127	4,308	0	4,611	4,611	348	4,605	4,953
Reclassifications from loans held-for-sale [2]	0	397	397	0	275	275	0	216	216
Reclassifications to loans held-for-sale [3]	1,055	806	1,861	0	996	996	0	1,323	1,323
Sales [3]	0	272	272	0	698	698	0	1,058	1,058
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	Ratings AAA to BBB	Ratings BB to C	Rating D	Total
2014 (CHF million)
Mortgages	82,360	16,249	193	98,802
Loans collateralized by securities	37,426	2,306	86	39,818
Consumer finance	1,717	2,348	241	4,306
Consumer	121,503	20,903	520	142,926
Real estate	20,883	7,224	68	28,175
Commercial and industrial loans	31,362	31,473	541	63,376
Financial institutions	11,893	2,624	106	14,623
Governments and public institutions	992	416	0	1,408
Corporate & institutional	65,130	41,737	715	107,582
Gross loans held at amortized cost	186,633	62,640	1,235	250,508
Value of collateral [1]	174,338	50,631	650	225,619
2013 (CHF million)
Mortgages	76,990	17,779	209	94,978
Loans collateralized by securities	29,242	2,229	94	31,565
Consumer finance	2,741	2,938	248	5,927
Consumer	108,973	22,946	551	132,470
Real estate	19,574	7,220	72	26,866
Commercial and industrial loans	24,056	26,996	671	51,723
Financial institutions	12,691	3,231	112	16,034
Governments and public institutions	1,020	444	0	1,464
Corporate & institutional	57,341	37,891	855	96,087
Gross loans held at amortized cost	166,314	60,837	1,406	228,557
Value of collateral [1]	152,756	48,861	616	202,233
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2014 (CHF million)
Mortgages	98,519	99	14	9	161	283	98,802
Loans collateralized by securities	39,648	81	1	1	87	170	39,818
Consumer finance	3,784	231	60	46	185	522	4,306
Consumer	141,951	411	75	56	433	975	142,926
Real estate	28,084	24	1	4	62	91	28,175
Commercial and industrial loans	62,305	719	20	39	293	1,071	63,376
Financial institutions	14,459	41	0	0	123	164	14,623
Governments and public institutions	1,383	25	0	0	0	25	1,408
Corporate & institutional	106,231	809	21	43	478	1,351	107,582
Gross loans held at amortized cost	248,182	1,220	96	99	911	2,326	250,508
2013 (CHF million)
Mortgages	94,657	103	26	25	167	321	94,978
Loans collateralized by securities	31,365	95	2	12	91	200	31,565
Consumer finance	5,218	377	93	55	184	709	5,927
Consumer	131,240	575	121	92	442	1,230	132,470
Real estate	26,774	19	2	2	69	92	26,866
Commercial and industrial loans	50,879	343	77	74	350	844	51,723
Financial institutions	15,841	87	2	1	103	193	16,034
Governments and public institutions	1,459	5	0	0	0	5	1,464
Corporate & institutional	94,953	454	81	77	522	1,134	96,087
Gross loans held at amortized cost	226,193	1,029	202	169	964	2,364	228,557

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2014 (CHF million)
Mortgages	189	19	208	4	39	43	251
Loans collateralized by securities	11	75	86	0	2	2	88
Consumer finance	225	17	242	0	1	1	243
Consumer	425	111	536	4	42	46	582
Real estate	50	16	66	0	9	9	75
Commercial and industrial loans	190	116	306	167	133	300	606
Financial institutions	88	36	124	0	3	3	127
Corporate & institutional	328	168	496	167	145	312	808
Gross impaired loans	753	279	1,032	171	187	358	1,390
2013 (CHF million)
Mortgages	167	13	180	0	45	45	225
Loans collateralized by securities	20	71	91	0	4	4	95
Consumer finance	244	5	249	0	0	0	249
Consumer	431	89	520	0	49	49	569
Real estate	53	15	68	0	5	5	73
Commercial and industrial loans	307	144	451	6	258	264	715
Financial institutions	71	33	104	0	28	28	132
Corporate & institutional	431	192	623	6	291	297	920
Gross impaired loans	862	281	1,143	6	340	346	1,489

Gross impaired loan detail
Gross impaired loan details
end of	2014			2013
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	205	194	27	207	197	28
Loans collateralized by securities	63	60	53	67	63	55
Consumer finance	236	217	122	231	211	134
Consumer	504	471	202	505	471	217
Real estate	68	64	7	71	65	15
Commercial and industrial loans	599	570	259	705	656	340
Financial institutions	126	120	72	131	127	82
Corporate & institutional	793	754	338	907	848	437
Gross impaired loans with a specific allowance	1,297	1,225	540	1,412	1,319	654
Mortgages	46	46	–	18	18	–
Loans collateralized by securities	25	25	–	28	28	–
Consumer finance	7	7	–	18	18	–
Consumer	78	78	–	64	64	–
Real estate	7	7	–	2	2	–
Commercial and industrial loans	7	7	–	10	10	–
Financial institutions	1	1	–	1	1	–
Corporate & institutional	15	15	–	13	13	–
Gross impaired loans without specific allowance	93	93	–	77	77	–
Gross impaired loans	1,390	1,318	540	1,489	1,396	654
of which consumer	582	549	202	569	535	217
of which corporate & institutional	808	769	338	920	861	437
Gross impaired loan details (continued)
in	2014			2013			2012
	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	205	1	1	204	1	1	217	1	1
Loans collateralized by securities	65	0	0	70	2	2	68	1	0
Consumer finance	237	1	1	256	0	0	277	3	3
Consumer	507	2	2	530	3	3	562	5	4
Real estate	75	0	0	72	1	1	58	0	0
Commercial and industrial loans	667	3	2	748	5	5	620	3	2
Financial institutions	127	0	0	136	0	0	201	2	2
Governments and public institutions	5	0	0	0	0	0	6	0	0
Corporate & institutional	874	3	2	956	6	6	885	5	4
Gross impaired loans with a specific allowance	1,381	5	4	1,486	9	9	1,447	10	8
Mortgages	36	0	0	26	0	0	40	0	0
Loans collateralized by securities	29	0	0	27	0	0	8	0	0
Consumer finance	21	0	0	22	0	0	41	0	0
Consumer	86	0	0	75	0	0	89	0	0
Real estate	9	0	0	11	0	0	13	0	0
Commercial and industrial loans	18	0	0	59	0	0	215	3	3
Financial institutions	0	0	0	2	0	0	8	0	0
Corporate & institutional	27	0	0	72	0	0	236	3	3
Gross impaired loans without specific allowance	113	0	0	147	0	0	325	3	3
Gross impaired loans	1,494	5	4	1,633	9	9	1,772	13	11
of which consumer	593	2	2	605	3	3	651	5	4
of which corporate & institutional	901	3	2	1,028	6	6	1,121	8	7

Restructured loans held at amortized cost
Restructured loans held at amortized cost
in	2014			2013			2012
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Mortgages	1	4	4	0	0	0	0	0	0
Consumer finance	0	0	0	1	1	0	0	0	0
Commercial and industrial loans	10	290	238	5	27	25	0	0	0
Total	11	294	242	6	28	25	0	0	0

Bank
Loans
end of	2014	2013
Loans (CHF million)
Mortgages	84,527	81,115
Loans collateralized by securities	39,712	31,472
Consumer finance	1,582	3,025
Consumer	125,821	115,612
Real estate	26,279	24,673
Commercial and industrial loans	72,191	60,375
Financial institutions	28,654	28,473
Governments and public institutions	3,746	2,864
Corporate & institutional	130,870	116,385
Gross loans	256,691	231,997
of which held at amortized cost	233,778	212,540
of which held at fair value	22,913	19,457
Net (unearned income)/deferred expenses	(166)	(149)
Allowance for loan losses	(597)	(691)
Net loans	255,928	231,157
Gross loans by location (CHF million)
Switzerland	139,211	135,813
Foreign	117,480	96,184
Gross loans	256,691	231,997
Impaired loan portfolio (CHF million)
Non-performing loans	564	659
Non-interest-earning loans	257	255
Total non-performing and non-interest-earning loans	821	914
Restructured loans	171	6
Potential problem loans	140	274
Total other impaired loans	311	280
Gross impaired loans	1,132	1,194

Allowance for loan losses
Allowance for loan losses
	2014			2013			2012
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	134	557	691	143	578	721	159	563	722
Changes in scope of consolidation	0	0	0	0	(1)	(1)	(18)	0	(18)
Net movements recognized in statements of operations	7	78	85	7	84	91	26	51	77
Gross write-offs	(35)	(232)	(267)	(38)	(147)	(185)	(42)	(80)	(122)
Recoveries	12	24	36	20	30	50	19	20	39
Net write-offs	(23)	(208)	(231)	(18)	(117)	(135)	(23)	(60)	(83)
Provisions for interest	3	19	22	5	20	25	4	20	24
Foreign currency translation impact and other adjustments, net	10	20	30	(3)	(7)	(10)	(5)	4	(1)
Balance at end of period	131	466	597	134	557	691	143	578	721
of which individually evaluated for impairment	104	309	413	104	407	511	116	416	532
of which collectively evaluated for impairment	27	157	184	30	150	180	27	162	189
Gross loans held at amortized cost (CHF million)
Balance at end of period	125,804	107,974	233,778	115,601	96,939	212,540	109,495	98,118	207,613
of which individually evaluated for impairment [1]	393	739	1,132	354	840	1,194	422	976	1,398
of which collectively evaluated for impairment	125,411	107,235	232,646	115,247	96,099	211,346	109,073	97,142	206,215
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	2014			2013			2012
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	181	4,127	4,308	0	4,611	4,611	348	4,605	4,953
Reclassifications from loans held-for-sale [2]	0	397	397	0	275	275	0	216	216
Reclassifications to loans held-for-sale [3]	1,055	806	1,861	0	996	996	0	1,323	1,323
Sales [3]	0	272	272	0	698	698	0	1,058	1,058
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	Ratings AAA to BBB	Ratings BB to C	Rating D	Total
2014 (CHF million)
Mortgages	72,844	11,527	156	84,527
Loans collateralized by securities	37,338	2,288	86	39,712
Consumer finance	1,235	235	95	1,565
Consumer	111,417	14,050	337	125,804
Real estate	19,169	6,020	67	25,256
Commercial and industrial loans	30,156	29,890	475	60,521
Financial institutions	18,209	2,619	106	20,934
Governments and public institutions	850	413	0	1,263
Corporate & institutional	68,384	38,942	648	107,974
Gross loans held at amortized cost	179,801	52,992	985	233,778
Value of collateral [1]	162,598	43,141	564	206,303
2013 (CHF million)
Mortgages	68,132	12,820	163	81,115
Loans collateralized by securities	29,180	2,198	94	31,472
Consumer finance	2,575	354	85	3,014
Consumer	99,887	15,372	342	115,601
Real estate	18,148	6,010	69	24,227
Commercial and industrial loans	22,863	25,306	596	48,765
Financial institutions	19,327	3,227	112	22,666
Governments and public institutions	839	442	0	1,281
Corporate & institutional	61,177	34,985	777	96,939
Gross loans held at amortized cost	161,064	50,357	1,119	212,540
Value of collateral [1]	141,338	40,850	514	182,702
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
2014 (CHF million)
Mortgages	84,269	97	13	8	140	258	84,527
Loans collateralized by securities	39,542	81	1	1	87	170	39,712
Consumer finance	1,372	123	7	23	40	193	1,565
Consumer	125,183	301	21	32	267	621	125,804
Real estate	25,167	23	1	4	61	89	25,256
Commercial and industrial loans	59,555	659	15	37	255	966	60,521
Financial institutions	20,771	41	0	0	122	163	20,934
Governments and public institutions	1,238	25	0	0	0	25	1,263
Corporate & institutional	106,731	748	16	41	438	1,243	107,974
Gross loans held at amortized cost	231,914	1,049	37	73	705	1,864	233,778
2013 (CHF million)
Mortgages	80,823	103	25	24	140	292	81,115
Loans collateralized by securities	31,272	95	2	12	91	200	31,472
Consumer finance	2,650	277	38	28	21	364	3,014
Consumer	114,745	475	65	64	252	856	115,601
Real estate	24,139	18	2	1	67	88	24,227
Commercial and industrial loans	48,035	272	73	72	313	730	48,765
Financial institutions	22,477	84	2	1	102	189	22,666
Governments and public institutions	1,276	5	0	0	0	5	1,281
Corporate & institutional	95,927	379	77	74	482	1,012	96,939
Gross loans held at amortized cost	210,672	854	142	138	734	1,868	212,540

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2014 (CHF million)
Mortgages	166	17	183	4	23	27	210
Loans collateralized by securities	11	75	86	0	2	2	88
Consumer finance	78	17	95	0	0	0	95
Consumer	255	109	364	4	25	29	393
Real estate	49	15	64	0	9	9	73
Commercial and industrial loans	172	98	270	167	103	270	540
Financial institutions	88	35	123	0	3	3	126
Corporate & institutional	309	148	457	167	115	282	739
Gross impaired loans	564	257	821	171	140	311	1,132
2013 (CHF million)
Mortgages	144	7	151	0	21	21	172
Loans collateralized by securities	20	71	91	0	5	5	96
Consumer finance	81	5	86	0	0	0	86
Consumer	245	83	328	0	26	26	354
Real estate	52	13	65	0	5	5	70
Commercial and industrial loans	291	126	417	6	215	221	638
Financial institutions	71	33	104	0	28	28	132
Corporate & institutional	414	172	586	6	248	254	840
Gross impaired loans	659	255	914	6	274	280	1,194

Gross impaired loan detail
Gross impaired loan details
end of	2014			2013
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	166	154	19	162	153	16
Loans collateralized by securities	63	60	53	67	63	54
Consumer finance	88	87	32	68	67	34
Consumer	317	301	104	297	283	104
Real estate	65	62	7	68	63	13
Commercial and industrial loans	533	507	230	629	584	312
Financial institutions	125	120	72	131	127	82
Corporate & institutional	723	689	309	828	774	407
Gross impaired loans with a specific allowance	1,040	990	413	1,125	1,057	511
Mortgages	44	43	–	10	10	–
Loans collateralized by securities	25	25	–	29	29	–
Consumer finance	7	7	–	18	18	–
Consumer	76	75	–	57	57	–
Real estate	8	7	–	2	2	–
Commercial and industrial loans	7	7	–	9	9	–
Financial institutions	1	1	–	1	1	–
Corporate & institutional	16	15	–	12	12	–
Gross impaired loans without specific allowance	92	90	–	69	69	–
Gross impaired loans	1,132	1,080	413	1,194	1,126	511
of which consumer	393	376	104	354	340	104
of which corporate & institutional	739	704	309	840	786	407
Gross impaired loan details (continued)
in	2014			2013			2012
	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	163	1	1	154	1	1	152	1	1
Loans collateralized by securities	65	0	0	70	2	2	68	1	0
Consumer finance	81	1	1	87	0	0	117	3	3
Consumer	309	2	2	311	3	3	337	5	4
Real estate	74	0	0	67	1	1	43	0	0
Commercial and industrial loans	597	3	2	669	5	5	556	3	2
Financial institutions	127	0	0	136	0	0	191	2	2
Governments and public institutions	5	0	0	0	0	0	6	0	0
Corporate & institutional	803	3	2	872	6	6	796	5	4
Gross impaired loans with a specific allowance	1,112	5	4	1,183	9	9	1,133	10	8
Mortgages	30	0	0	19	0	0	27	0	0
Loans collateralized by securities	29	0	0	27	0	0	8	0	0
Consumer finance	21	0	0	22	0	0	41	0	0
Consumer	80	0	0	68	0	0	76	0	0
Real estate	9	0	0	11	0	0	12	0	0
Commercial and industrial loans	17	0	0	58	0	0	199	3	3
Financial institutions	0	0	0	2	0	0	8	0	0
Corporate & institutional	26	0	0	71	0	0	219	3	3
Gross impaired loans without specific allowance	106	0	0	139	0	0	295	3	3
Gross impaired loans	1,218	5	4	1,322	9	9	1,428	13	11
of which consumer	389	2	2	379	3	3	413	5	4
of which corporate & institutional	829	3	2	943	6	6	1,015	8	7

Restructured loans held at amortized cost
Restructured loans held at amortized cost
in	2014			2013			2012
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Mortgages	1	4	4	0	0	0	0	0	0
Consumer finance	0	0	0	1	1	0	0	0	0
Commercial and industrial loans	10	290	238	5	27	25	0	0	0
Total	11	294	242	6	28	25	0	0	0